Condensed Consolidated Consolidated Statements Of Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock-based compensation	$ 2,101	$ 2,390	$ 3,966
Adjustments to additional paid in capital, stock issued, issuance costs			$ 359
Accounting Standards Update [Extensible Enumeration]			ASC 606 [Member]
Spaceflight Inc.
Stock-based compensation	$ 218	$ 218